Income tax - Recognised deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	$ 148,056	$ 154,642
Liabilities	(146,893)	(153,944)
Net deferred tax assets recognised in the statement of the financial position	1,502	1,048
Net deferred tax liabilities recognised in the statement of the financial position	(339)	(350)
Net	1,163	698	$ 709
Vessels, containers, handling equipment and other tangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(144,462)	(150,698)
Net	(144,462)	(150,698)	(176,636)
Financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	13,445	12,281
Net	13,445	12,281	15,339
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	16,880	17,190
Net	16,880	17,190	15,394
Accumulated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	117,731	125,171
Net	117,731	125,171	149,494
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(2,431)	(3,246)
Net	$ (2,431)	$ (3,246)	$ (2,882)